INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Cost:
Computer software	3,538	3,545
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	71,292	71,292
Strategic contract	10,010	10,010
Unpatented technology	3,633	3,633
	110,875	110,882
Accumulated amortization:
Computer software	(2,953)	(3,493)
License agreement	(5,470)	(5,470)
Internet domain name	(25)	(33)
Brand name	(13,135)	(13,135)
Strategic contract	(2,471)	(2,471)
Unpatented technology	(505)	(606)
	(24,559)	(25,208)

Impairment *:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(58,157)	(58,157)
Strategic Contract	(7,539)	(7,539)
	(83,002)	(83,002)
Intangible assets, net	3,314	2,672

* The impairment as of December 31, 2022 and June 30, 2023 include impairment of US$26,909 related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019, impairment of US$48,555 related to the brand name and domain name of Alliance International Technologies and impairment of US$7,539 for the strategy contract of Asgard that were recognized during the year ended December 31, 2022.

Amortization expense for the six months ended June 30, 2022 and 2023 were approximately US$4,776 and US$642, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

US$

2023 remaining	639
2024	1,237
2025	723
2026	15
2027	15
2028 and thereafter	43

Total	2,672